As filed with the Securities and Exchange Commission on December 10, 2021

Securities Act File No. 33-4959

Investment Company Act File No. 811-1355

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 138	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 140	☒

(Check appropriate box or boxes)

THE ALGER FUNDS

(a Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

100 Pearl Street, 27th Floor

New York, New York 10004

(Address of Principal Executive Offices) Registrant's Telephone Number, including Area Code: 212-806-8800

Tina Payne, Esq.	Copy to:
Fred Alger Management, LLC	Nicole M. Runyan, Esq.
100 Pearl Street, 27th Floor	Proskauer Rose LLP
New York, NY 10004	11 Times Square
(Name and Address of Agent for Service)	New York, NY 10036
It is proposed that this filing will become effective (check appropriate box):
immediately upon filing pursuant to paragraph (b), or
on (date) pursuant to paragraph (b), or
60 days after filing pursuant to paragraph (a)(1), or
on (date) pursuant to paragraph (a)(1), or
75 days after filing pursuant to paragraph (a)(2), or

☒on December 14, 2021 pursuant to paragraph (a)(2) of Rule 485 If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest, par value $0.001 per share.

Explanatory Note

This Post-Effective Amendment No. 138 under the Securities Act of 1933, as amended (the "Securities Act") (Amendment No. 140 under the Investment Company Act of 1940, as amended (the "1940 Act")) to the registration statement on Form N-1A (the "Registration Statement") of The Alger Funds (the "Registrant") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until December 14, 2021, the effectiveness of the registration statement for Alger Weatherbie Enduring Growth Fund (the "Fund"), filed in Post-Effective Amendment No. 135 on September 23, 2021, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 138 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 135 to the Registrant's Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, The Alger Funds (the "Registrant") certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of the Registrant, to be signed on behalf of the Registrant by the undersigned, duly authorized, in the City of New York and the State of New York on December 10, 2021.

THE ALGER FUNDS

By:	/s/ Hal Liebes
Hal Liebes, President
ATTEST:	/s/ Tina Payne
Tina Payne, Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement on Form N-1A of the Registrant has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Hal Liebes	President	December 10, 2021
Hal Liebes	(Principal Executive Officer)
/s/ Michael D. Martins	Treasurer	December 10, 2021
Michael D. Martins	(Principal Financial Officer)
*	Trustee	December 10, 2021
Charles F. Baird
*	Trustee	December 10, 2021
Roger P. Cheever
*	Trustee	December 10, 2021
Hilary M. Alger
*	Trustee	December 10, 2021
David Rosenberg
*	Trustee	December 10, 2021
Nathan E. Saint-Amand
*	Trustee	December 10, 2021
Stephen E. O'Neil
*By: /s/ Hal Liebes
Hal Liebes
Attorney-In-Fact